Shareholder Fees - FidelityNewMillenniumFund-RetailPRO	Jan. 29, 2024 USD ($)
FidelityNewMillenniumFund-RetailPRO | Fidelity New Millennium Fund
Shareholder Fees:
(fees paid directly from your investment)	none